OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Work in progress	$ 41	$ 138
Prepayments and other assets	205	222
Assets held for sale	6	11
Total current	252	371
Non-current
Prepayments and other assets	265	256
Total non-current	$ 265	$ 256